Current assets - trade and other receivables (Tables)	12 Months Ended
Jun. 30, 2019
Statement [line items]
Summary of current assets - trade and other receivables

	2019	2018
	A$’000	A$’000

Trade receivables	17	1
Less: Provision for impairment of receivables	(17)	—
R&D tax rebate receivable	1,440	2,200

	1,440	2,201

Other receivables	112	120
Deposits held	564	609
Less: Provision for impairment of deposits held	(405)	(394)

	1,711	2,536

Trade receivables [member]
Statement [line items]
Summary of ageing of impaired receivables	The ageing of the impaired receivables provided for above are as follows:

	2019	2018
	A$’000	A$’000

Trade receivables less than 6 months overdue	17	—